Cover	Feb. 10, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2024
Entity File Number	001-40218
Entity Registrant Name	PLUM ACQUISITION CORP. I
Entity Central Index Key	0001840317
Entity Tax Identification Number	98-1577353
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2021 Fillmore St
Entity Address, Address Line Two	#2089
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94115
City Area Code	415
Local Phone Number	683-6773
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-fifth of one redeemable warrant
Trading Symbol	PLMIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	PLMI
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PLMIW
Security Exchange Name	NASDAQ